Share-based Compensation - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Post-IPO Long Term Incentive Plans [Member] USD ($)	Dec. 31, 2012 Post-IPO Long Term Incentive Plans [Member] USD ($)	Dec. 31, 2011 Post-IPO Long Term Incentive Plans [Member] USD ($)	Dec. 31, 2013 Post-IPO Long Term Incentive Plans [Member] Minimum [Member]	Dec. 31, 2013 Post-IPO Long Term Incentive Plans [Member] Maximum [Member]	Dec. 31, 2013 Post-IPO Long Term Incentive Plans [Member] Performance Share Units [Member] USD ($)	Dec. 31, 2012 Post-IPO Long Term Incentive Plans [Member] Performance Share Units [Member] USD ($)	Dec. 31, 2013 Post-IPO Long Term Incentive Plans [Member] Performance Share Units [Member] Financial Performance Conditions [Member] USD ($)	Dec. 31, 2012 Post-IPO Long Term Incentive Plans [Member] Performance Share Units [Member] Financial Performance Conditions [Member] USD ($)	Dec. 31, 2011 Post-IPO Long Term Incentive Plans [Member] Performance Share Units [Member] Financial Performance Conditions [Member] USD ($)	Dec. 31, 2013 Post-IPO Long Term Incentive Plans [Member] Performance Share Units [Member] Market Performance Conditions [Member] USD ($)	Dec. 31, 2013 Post-IPO Long Term Incentive Plans [Member] Restricted Share Units [Member] USD ($)	Dec. 31, 2012 Post-IPO Long Term Incentive Plans [Member] Restricted Share Units [Member] USD ($)	Dec. 31, 2011 Post-IPO Long Term Incentive Plans [Member] Restricted Share Units [Member] USD ($)	Dec. 31, 2013 Pre-IPO Management Equity Stock Option Plan [Member] USD ($)	Dec. 31, 2012 Pre-IPO Management Equity Stock Option Plan [Member] USD ($)	Dec. 31, 2011 Pre-IPO Management Equity Stock Option Plan [Member] USD ($)	Dec. 31, 2013 Pre-IPO Management Equity Stock Option Plan [Member] EUR (€)	Dec. 31, 2012 Pre-IPO Management Equity Stock Option Plan [Member] EUR (€)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized and available for awards under Post-IPO Plans		2,700,000
Expected life		6 years 3 months
Risk-free interest rate, minimum		1.00%	0.80%	1.20%
Risk-free interest rate, maximum		1.90%	1.30%	2.80%
Expected dividend payments		$ 0
Volatility rate					45.00%	50.00%
Charges for plan		87	44	17												1	8	14
Weighted average grant date fair value of stock options		$ 17.83	$ 10.44	$ 7.81
Intrinsic value of exercised options		41.0	7.0	0.3												71.0	8.0	19.0
Amount received on stock options exercised		34	9	1												142	6	9
Unrecognized compensation cost		67														0
Weighted-average period for recognition of compensation cost		2 years 10 months 24 days	3 years 3 months 18 days				1 year 9 months 18 days	1 year 10 months 24 days					2 years 4 months 24 days	2 years 4 months 24 days
Weighted average grant date fair value of units granted									$ 39.59	$ 23.35	$ 17.38	$ 17.54	$ 39.23	$ 23.31	$ 17.52
Fair value of vested shares									27	1	4		57	21	7
Unrecognized compensation cost							$ 44	$ 29					$ 98	$ 54
Percentage of common stock hold by Private Equity Consortium	30.00%
Number of vested stock options																5,359,984				13,603,205
Weighted average exercise price of vested options																			€ 24.95	€ 22.96